SCHEDULE OF INFORMATION ABOUT STOCK OPTIONS OUTSTANDING AND VESTED (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number of Options not Exercisable	6,000,000
Options Outstanding, Number of Options Exercisable	4,521,875
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 10 months 17 days
Options Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.34
Options Vested, Number of Options	4,521,875
Options Vested Weighted Remaining Contractual Life	3 years 10 months 17 days
Options Vested, Weighted Average Exercise Price | $ / shares	$ 0.34
Exercise Prices Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 0.20
Options Outstanding, Number of Options not Exercisable	2,150,000
Options Outstanding, Number of Options Exercisable	671,875
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 11 months 1 day
Options Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.20
Options Vested, Number of Options	671,875
Options Vested Weighted Remaining Contractual Life	4 years 11 months 1 day
Options Vested, Weighted Average Exercise Price | $ / shares	$ 0.20
Exercise Prices Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 0.33
Options Outstanding, Number of Options not Exercisable	1,700,000
Options Outstanding, Number of Options Exercisable	1,700,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 7 months 24 days
Options Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.33
Options Vested, Number of Options	1,700,000
Options Vested Weighted Remaining Contractual Life	2 years 7 months 24 days
Options Vested, Weighted Average Exercise Price | $ / shares	$ 0.33
Exercise Prices Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 0.43
Options Outstanding, Number of Options not Exercisable	600,000
Options Outstanding, Number of Options Exercisable	600,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 11 months 26 days
Options Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.43
Options Vested, Number of Options	600,000
Options Vested Weighted Remaining Contractual Life	3 years 11 months 26 days
Options Vested, Weighted Average Exercise Price | $ / shares	$ 0.43
Exercise Prices Range Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 0.50
Options Outstanding, Number of Options not Exercisable	1,550,000
Options Outstanding, Number of Options Exercisable	1,550,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 9 months
Options Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.50
Options Vested, Number of Options	1,550,000
Options Vested Weighted Remaining Contractual Life	3 years 9 months
Options Vested, Weighted Average Exercise Price | $ / shares	$ 0.50